Investment Securities -- Net Unrealized & Realized Gains/Losses on Trading Investment Securities (Details 8) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Net unrealized gains (losses) on trading and other securities held at period end	$ (2)	$ (1)	$ 6	$ 3	$ 0	$ (9)
Net realized gains (losses) on trading and other securities sold or redeemed	4	(1)	4	(2)	(3)	5
Net realized gain (loss) on trading securities	$ 2	$ (2)	$ 10	$ 1	$ (3)	$ (4)